Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Use of critical estimates (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of other provisions [line items]
Impairment loss (reversal)	€ 7,030,000,000	€ 4,368,000,000
Impairment loss recognised in profit or loss, goodwill	10,100,000,000	0
Value at risk	€ 10,000,000
Recoverability period	15 years
Financial assets at amortised cost, category
Disclosure of other provisions [line items]
Impairment loss (reversal)	€ 7,027,000,000	4,362,000,000
Impairment losses charged to income	12,616,000,000	€ 9,697,000,000
Deferred Income Tax Asset
Disclosure of other provisions [line items]
Impairment losses charged to income	€ 2,500,000,000
Market Risk Evaluated Using Value at Risk Metric
Disclosure of other provisions [line items]
VaR confidence level percentage	99.00%